Directors and key management compensation - Directors (Details) € in Millions	12 Months Ended
	Mar. 31, 2018 EUR (€) director	Mar. 31, 2017 EUR (€) director	Mar. 31, 2016 EUR (€) director
Directors and key management compensation
Salaries and fees	€ 4.0	€ 4.0	€ 5.0
Incentive schemes	3.0	2.0	4.0
Other benefits	1.0	1.0	1.0
Total	8.0	7.0	10.0
Pre-tax gain on exercise of share options	€ 0.1	€ 0.7	€ 0.2
Number of directors made gain on exercise of share options before tax | director	1	1	1